Comparative Figures (Details) - Schedule of statement of comprehensive income - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Statement of Comprehensive Income [Abstract]
Direct costs (Note 7)	$ 6,244,880	$ 12,615,658	$ 6,806,198	$ 5,800,007	$ 5,785,745	$ 5,763,150
CWIP	491,042	926,099	1,142,206	309,306	233,113	239,144
Total	$ 6,735,923	$ 13,541,757	$ 7,948,404	$ 6,109,313	$ 6,018,858	$ 6,002,294